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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-00483
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                                Elfun Trusts
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period:   03/31/10
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS

                                  ELFUN TRUSTS

   SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2010 (UNAUDITED)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund's current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

                                                NUMBER OF
                                                 SHARES         VALUE
----------------------------------------------------------------------
COMMON STOCK - 97.9% +
BEVERAGES - 3.8%

PepsiCo, Inc.                                     980,000     $ 64,837

BIOTECHNOLOGY - 4.2%
Amgen Inc.                                      1,050,000       62,748 (a)
Gilead Sciences, Inc.                             200,000        9,096 (a)
                                                                71,844

CAPITAL MARKETS - 5.8%
State Street Corp.                              1,220,000       55,071 (e)
The Goldman Sachs Group, Inc                      260,000       44,364
                                                                99,435

CHEMICALS - 3.1%
Ecolab Inc.                                       150,000        6,592
Monsanto Co.                                      600,000       42,852
Praxair, Inc.                                      40,000        3,320
                                                                52,764

COMMERCIAL SERVICES & SUPPLIES - 1.2%
Iron Mountain Inc.                                620,000       16,988
Ritchie Bros Auctioneers Inc.                      90,000        1,938
Stericycle, Inc.                                   45,000        2,453 (a)
                                                                21,379

COMMUNICATIONS EQUIPMENT - 9.0%
Cisco Systems, Inc.                             2,300,000       59,869 (a)
QUALCOMM Inc.                                   1,550,000       65,085
Research In Motion Ltd.                           390,000       28,841 (a)
                                                               153,795

COMPUTERS & PERIPHERALS - 1.2%
Apple Inc.                                         85,000       19,969 (a)

DIVERSIFIED FINANCIAL SERVICES - 4.0%
CME Group Inc.                                    160,000       50,578
JPMorgan Chase & Co.                              390,000       17,452
                                                                68,030

ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 1.9%
Corning Inc.                                      725,000       14,652
Molex Inc. (Class A)                            1,050,000       18,533
                                                                33,185

ENERGY EQUIPMENT & SERVICES - 6.4%
Schlumberger Ltd.                               1,000,000       63,460
Transocean Ltd.                                   530,000       45,781 (a)
                                                               109,241

FOOD PRODUCTS - 0.2%
McCormick & Company Inc.                          110,000        4,220

HEALTHCARE EQUIPMENT & SUPPLIES - 2.7%
Becton Dickinson & Co.                            130,000       10,235
DENTSPLY International Inc.                        60,000        2,091
Medtronic, Inc.                                   770,000       34,673
                                                                46,999

HEALTHCARE PROVIDERS & SERVICES - 4.5%
Express Scripts, Inc.                             220,000       22,387 (a)
Lincare Holdings Inc.                             930,000       41,738 (a)
VCA Antech, Inc.                                  430,000       12,053 (a)
                                                                76,178

HOTELS RESTAURANTS & LEISURE - 1.8%
Carnival Corp.                                    790,000       30,715

INSURANCE - 2.7%
AFLAC Inc.                                        620,000       33,660
Alleghany Corp.                                    40,201       11,691 (a)
                                                                45,351

INTERNET SOFTWARE & SERVICES - 3.1%
Baidu, Inc ADR                                     37,000       22,089 (a)
eBay Inc.                                       1,125,000       30,319 (a)
                                                                52,408

IT SERVICES - 8.7%
Automatic Data Processing, Inc.                   225,000       10,006
Paychex, Inc.                                   1,350,000       41,445
The Western Union Co.                           3,550,000       60,208
Visa, Inc. (Class A)                              410,000       37,322
                                                               148,981

MACHINERY - 3.5%
Dover Corp.                                     1,280,000       59,840

MEDIA - 9.6%
Comcast Corp. (Class A)                         1,990,000       35,760
DIRECTV  (Class A)                              1,820,000       61,534 (a)
Liberty Global, Inc. (Series C)                 2,300,000       66,447 (a)
                                                               163,741

OIL, GAS & CONSUMABLE FUELS - 1.5%
Exxon Mobil Corp.                                 260,000       17,415
Southwestern Energy Co.                           190,000        7,737 (a)
                                                                25,152

PHARMACEUTICALS - 4.1%
Abbott Laboratories                               340,000       17,911

Bristol-Myers Squibb Co.                          750,000       20,025
Johnson & Johnson                                 500,000       32,600
                                                                70,536

REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
CB Richard Ellis Group, Inc. (Class A)          1,800,000       28,530 (a)

SOFTWARE - 6.2%
Intuit, Inc.                                    1,360,000       46,702 (a)
Microsoft Corp.                                 2,000,000       58,540
                                                               105,242

SPECIALTY RETAIL - 5.6%
Bed Bath & Beyond, Inc.                         1,300,000       56,888 (a)
Lowe's Companies, Inc.                          1,580,000       38,299
                                                                95,187

WIRELESS TELECOMMUNICATION SERVICES - 1.4%
American Tower Corp. (Class A)                    550,000       23,435 (a)

TOTAL COMMON STOCK                                           1,670,994
 (COST $1,364,153)

OTHER INVESTMENTS - 0.0%*

GEI Investment Fund                                                464 (k)
 (COST $560)

TOTAL INVESTMENTS IN SECURITIES                              1,671,458
 (COST $1,364,713)

SHORT-TERM INVESTMENTS - 2.0%

GE Money Market Fund Institutional Class
0.00%                                                           33,472 (d,k)
 (COST $33,472)

TOTAL INVESTMENTS                                            1,704,930
 (COST $1,398,185)

OTHER ASSETS AND LIABILITIES, NET - 0.1%                         1,273
                                                             ---------
NET ASSETS  - 100.0%                                        $1,706,203
                                                             =========

NOTES TO SCHEDULES OF INVESTMENTS (dollars in thousands) - March 31, 2010 (unaudited)

(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2010, these securities amounted to $7,312; $1,475; $44,212 and $5,859 or 3.26%, 0.08%, 12.80% and 2.56% of the
     net assets of the Elfun Diversified Fund, Elfun Tax-Exempt Income Fund, Elfun Income Fund and Elfun Money Market Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2010.

(j)  Step coupon bond. Security becomes interest bearing at a future date.

(k) GEAM, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE Funds-GE Money Market Fund.

(l) Escrowed to maturity Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(m) Pre refunded Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(n) The security is insured by AMBAC, AGM, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2010 (as a percentage of net assets) as follows:

     AMBAC   8.83%

     AGM     8.34%

(o)  Securities in default

(p) Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(q) Illiquid Securities. At March 31, 2010, these securities amounted to $1,048 and $157 or 0.30% and 0.07% of net assets for the Elfun Income and Elfun Diversified Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(r) Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

+    Percentages are based on net assets as of March 31, 2010.

*    Less than 0.1%

**   Amount is less than $1.00.

         Abbreviations:

ADR      American Depositary Receipt
AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
GDR      Global Depositary Receipt
MBIA     Municipal Bond Investors Assurance Corporation
REGD.    Registered
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
SPDR     Standard & Poor's Depository Receipts
STRIPS   Separate Trading of Registered Interest and Principal of Security
TBA      To be announced

SECURITY VALUATION AND TRANSACTIONS

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

FAIR VALUE DISCLOSURE

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1 - Quoted prices for identical investments in active markets.

Level 2 - Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 - Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table present the Funds' investments measured at fair value on a recurring basis at March 31, 2010:

ELFUN TRUSTS

                                 Level 1     Level 2     Level 3        Total
                              --------------------------------------------------
Investments in Securities      $ 1,704,465      $ 464      $ -       $ 1,704,929
Other Financial Instruments              -          -        -                 -




ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Trusts

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  June 01, 2010


By:   /S/EUNICE TSANG
      Eunice Tsang
      Treasurer, Elfun Funds

Date:  June 01, 2010